Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management
Exchange rates

	2021	2020	2019
	CZK or USD	CZK or USD or	CZK or USD or
	or GBP/EUR	GBP/EUR	GBP/EUR
CZK - Average Rate	0.03900	0.03780	0.03896
CZK - Spot rate	0.04023	0.03811	0.03936

USD - Average Rate	0.84552	0.87550	0.89326
USD - Spot rate	0.88292	0.81493	0.89015

GBP - Average Rate	1.16333	1.12397	1.1393
GBP - Spot rate	1.19008	1.11231	1.1754

Summary of contractual maturities of Borrowings

	2021	2020
Payments within one year	580	92
Payments between one and five years	18,682	231
	19,262	323